UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

SMALL CAP CORE FUND

FORM N-Q

MARCH 31, 2009

LEGG MASON PARTNERS SMALL CAP CORE FUND

Schedule of Investments (unaudited)	March 31, 2009

SHARES	SECURITY	VALUE
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 17.6%
Distributors - 0.2%
7,100	Prestige Brands Holdings Inc. *	$36,778

Diversified Consumer Services - 0.6%
1,400	Capella Education Co. *	74,200
500	Lincoln Educational Services Corp. *	9,160
1,500	Steiner Leisure Ltd. *	36,615

	Total Diversified Consumer Services	119,975

Hotels, Restaurants & Leisure - 3.5%
3,600	CEC Entertainment Inc. *	93,168
4,250	CKE Restaurants Inc.	35,700
7,900	Jack in the Box Inc. *	183,991
2,000	Panera Bread Co., Class A Shares *	111,800
11,100	WMS Industries Inc. *	232,101

	Total Hotels, Restaurants & Leisure	656,760

Internet & Catalog Retail - 1.2%
3,800	PetMed Express Inc. *	62,624
2,048	Priceline.com Inc. *	161,341

	Total Internet & Catalog Retail	223,965

Leisure Equipment & Products - 0.5%
7,300	JAKKS Pacific Inc. *	90,155

Media - 0.7%
5,100	Marvel Entertainment Inc. *	135,405
2,300	Media General Inc., Class A Shares	4,416

	Total Media	139,821

Multiline Retail - 1.6%
14,150	Big Lots Inc. *	294,037

Specialty Retail - 6.2%
12,310	Aaron Rents Inc.	328,185
10,355	Aeropostale Inc. *	275,029
10,700	Finish Line Inc., Class A Shares	70,834
7,566	Gymboree Corp. *	161,534
10,541	Rent-A-Center Inc. *	204,179
3,450	Tractor Supply Co. *	124,407

	Total Specialty Retail	1,164,168

Textiles, Apparel & Luxury Goods - 3.1%
7,000	Carter’s Inc. *	131,670
2,400	FGX International Holdings Ltd. *	27,888
9,100	Oxford Industries Inc.	56,147
4,950	Steven Madden Ltd. *	92,961
4,350	True Religion Apparel Inc. *	51,373
3,600	Unifirst Corp.	100,224
7,524	Wolverine World Wide Inc.	117,224
9,450	Xerium Technologies Inc. *	6,332

	Total Textiles, Apparel & Luxury Goods	583,819

	TOTAL CONSUMER DISCRETIONARY	3,309,478

CONSUMER STAPLES - 2.2%
Food & Staples Retailing - 0.2%
2,000	United Natural Foods Inc. *	37,940

Food Products - 1.6%
4,450	Fresh Del Monte Produce Inc. *	73,069
4,300	Ralcorp Holdings Inc. *	231,684

	Total Food Products	304,753

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP CORE FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

SHARES	SECURITY	VALUE
Personal Products - 0.4%
16,400	American Oriental Bioengineering Inc. *	$63,304
1,100	Nu Skin Enterprises Inc., Class A Shares	11,539

	Total Personal Products	74,843

	TOTAL CONSUMER STAPLES	417,536

ENERGY - 5.9%
Energy Equipment & Services - 1.2%
3,000	Dawson Geophysical Co. *	40,500
2,400	Lufkin Industries Inc.	90,912
6,800	Oil States International Inc. *	91,256

	Total Energy Equipment & Services	222,668

Oil, Gas & Consumable Fuels - 4.7%
3,500	Bill Barrett Corp. *	77,840
1,150	Clayton Williams Energy Inc. *	33,626
10,250	CVR Energy Inc. *	56,785
3,950	EXCO Resources Inc. *	39,500
2,800	General Maritime Corp.	19,600
17,750	International Coal Group Inc. *	28,577
11,850	Rosetta Resources Inc. *	58,657
1,400	Sunoco Logistics Partners LP	72,198
16,300	VAALCO Energy Inc. *	86,227
9,100	Venoco Inc. *	29,848
1,150	W&T Offshore Inc.	7,073
7,200	Western Refining Inc.	85,968
9,125	World Fuel Services Corp.	288,624

	Total Oil, Gas & Consumable Fuels	884,523

	TOTAL ENERGY	1,107,191

FINANCIALS - 16.4%
Commercial Banks - 5.5%
2,550	Bank of Hawaii Corp.	84,099
3,550	Bank of the Ozarks Inc.	81,934
7,244	City Holding Co.	197,689
2,450	CVB Financial Corp.	16,243
10,550	FirstMerit Corp.	192,010
1,950	NBT Bancorp Inc.	42,198
15,200	Sterling Bancorp	150,480
2,450	TriCo Bancshares	41,013
4,750	TrustCo Bank Corp. NY	28,595
4,600	UMB Financial Corp.	195,454

	Total Commercial Banks	1,029,715

Consumer Finance - 1.6%
10,103	Cash America International Inc.	158,213
15,200	Dollar Financial Corp. *	144,704

	Total Consumer Finance	302,917

Diversified Financial Services - 0.5%
5,800	Interactive Brokers Group Inc., Class A Shares *	93,554

Insurance - 4.2%
16,500	American Equity Investment Life Holding Co.	68,640
10,670	Aspen Insurance Holdings Ltd.	239,648
1,050	Infinity Property & Casualty Corp.	35,627
3,600	IPC Holdings Ltd.	97,344
5,800	National Financial Partners Corp.	18,560
11,150	Platinum Underwriters Holdings Ltd.	316,214
1,490	Seabright Insurance Holdings Inc. *	15,585

	Total Insurance	791,618

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP CORE FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

SHARES	SECURITY	VALUE
Real Estate Investment Trusts (REITs) - 4.3%
4,850	American Capital Agency Corp.	$82,984
24,550	Anworth Mortgage Asset Corp.	150,491
20,300	Ashford Hospitality Trust	31,262
3,900	Getty Realty Corp.	71,565
3,700	Hatteras Financial Corp.	92,463
6,900	Highwoods Properties Inc.	147,798
7,550	Senior Housing Properties Trust	105,851
4,400	Tanger Factory Outlet Centers Inc.	135,784

	Total Real Estate Investment Trusts (REITs)	818,198

Thrifts & Mortgage Finance - 0.3%
3,100	Danvers Bancorp Inc.	42,811
2,550	Provident New York Bancorp	21,803

	Total Thrifts & Mortgage Finance	64,614

	TOTAL FINANCIALS	3,100,616

HEALTH CARE - 19.0%
Biotechnology - 6.0%
13,500	Alkermes Inc. *	163,755
13,151	Cubist Pharmaceuticals Inc. *	215,150
17,200	Ligand Pharmaceuticals Inc., Class B Shares *	51,256
10,200	Martek Biosciences Corp. *	186,150
3,600	Myriad Genetics Inc. *	163,692
5,066	OSI Pharmaceuticals Inc. *	193,825
16,350	PDL BioPharma Inc.	115,758
7,550	ZymoGenetics Inc. *	30,125

	Total Biotechnology	1,119,711

Health Care Equipment & Supplies - 5.5%
3,892	Bio-Rad Laboratories Inc., Class A Shares *	256,483
2,000	ICU Medical Inc. *	64,240
12,166	Invacare Corp.	195,021
5,400	Kensey Nash Corp. *	114,858
9,550	Sirona Dental Systems Inc. *	136,756
11,759	STERIS Corp.	273,749

	Total Health Care Equipment & Supplies	1,041,107

Health Care Providers & Services - 5.6%
7,800	Alliance Healthcare Services Inc. *	53,040
4,693	Amedisys Inc. *	129,011
10,515	AMERIGROUP Corp. *	289,583
4,150	Catalyst Health Solutions Inc. *	82,253
12,300	Centene Corp. *	221,646
2,100	Emergency Medical Services Corp., Class A Shares *	65,919
12,000	Healthspring Inc. *	100,440
7,000	Kindred Healthcare Inc. *	104,650

	Total Health Care Providers & Services	1,046,542

Life Sciences Tools & Services - 0.5%
2,100	Dionex Corp. *	99,225

Pharmaceuticals - 1.4%
3,150	Par Pharmaceutical Cos. Inc. *	29,831
18,800	Questcor Pharmaceuticals Inc. *	92,496
8,165	Valeant Pharmaceuticals International *	145,255

	Total Pharmaceuticals	267,582

	TOTAL HEALTH CARE	3,574,167

INDUSTRIALS - 14.6%
Aerospace & Defense - 1.1%
1,100	American Science & Engineering Inc.	61,380

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP CORE FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

SHARES	SECURITY	VALUE
Aerospace & Defense - 1.1% (continued)
3,709	Triumph Group Inc.	$141,684

	Total Aerospace & Defense	203,064

Airlines - 1.8%
5,350	Alaska Air Group Inc. *	93,999
2,500	Allegiant Travel Co. *	113,650
9,350	Hawaiian Holdings Inc. *	34,876
14,485	Republic Airways Holdings Inc. *	93,863

	Total Airlines	336,388

Building Products - 0.3%
4,600	Apogee Enterprises Inc.	50,508
2,650	Insteel Industries Inc.	18,444

	Total Building Products	68,952

Commercial Services & Supplies - 4.8%
19,633	Comfort Systems USA Inc.	203,594
3,200	Kimball International Inc., Class B Shares	20,992
12,150	Knoll Inc.	74,480
12,050	Metalico Inc. *	20,485
12,000	Sykes Enterprises Inc. *	199,560
13,100	TeleTech Holdings Inc. *	142,659
8,050	Tetra Technology Inc. *	164,059
3,150	United Stationers Inc. *	88,452

	Total Commercial Services & Supplies	914,281

Construction & Engineering - 2.3%
6,650	EMCOR Group Inc. *	114,181
1,300	Granite Construction Inc.	48,724
9,550	MasTec Inc. *	115,459
2,450	Michael Baker Corp. *	63,700
9,200	Pike Electric Corp. *	85,100

	Total Construction & Engineering	427,164

Electrical Equipment - 0.6%
17,750	GrafTech International Ltd. *	109,340

Industrial Conglomerates - 0.2%
2,250	Tredegar Corp.	36,742

Machinery - 1.3%
5,400	Blount International Inc. *	24,948
3,500	Chart Industries Inc. *	27,580
1,350	CIRCOR International Inc.	30,402
6,300	Columbus McKinnon Corp. *	54,936
4,100	L.B. Foster Co., Class A *	101,803

	Total Machinery	239,669

Marine - 0.1%
8,950	American Commercial Lines Inc. *	28,372

Professional Services - 0.5%
1,850	Watson Wyatt Worldwide Inc., Class A Shares	91,334

Road & Rail - 0.7%
7,450	Marten Transport Ltd. *	139,166

Trading Companies & Distributors - 0.9%
10,900	Beacon Roofing Supply Inc. *	145,951
2,000	DXP Enterprises Inc. *	20,660

	Total Trading Companies & Distributors	166,611

	TOTAL INDUSTRIALS	2,761,083

INFORMATION TECHNOLOGY - 13.4%
Communications Equipment - 3.5%
79,193	3Com Corp. *	244,706

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP CORE FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

SHARES	SECURITY	VALUE
Communications Equipment - 3.5% (continued)
24,300	Arris Group Inc. *	$179,091
12,670	Avocent Corp. *	153,814
11,050	Emulex Corp. *	55,581
38,900	Powerwave Technologies Inc. *	23,107

	Total Communications Equipment	656,299

Computers & Peripherals - 0.3%
2,200	Synaptics Inc. *	58,872

Electronic Equipment, Instruments & Components - 0.4%
2,650	Daktronics Inc.	17,358
3,090	SYNNEX Corp. *	60,780

	Total Electronic Equipment, Instruments & Components	78,138

Internet Software & Services - 1.9%
13,200	EarthLink Inc. *	86,724
2,550	j2 Global Communications Inc. *	55,819
4,200	Liquidity Services Inc. *	29,358
5,800	SonicWALL Inc. *	25,868
26,980	United Online Inc.	120,331
1,350	VistaPrint Ltd. *	37,112

	Total Internet Software & Services	355,212

IT Services - 1.2%
12,700	Ciber Inc *	34,671
9,600	CSG Systems International Inc. *	137,088
10,550	Sapient Corp. *	47,158

	Total IT Services	218,917

Semiconductors & Semiconductor Equipment - 1.1%
3,550	Actel Corp. *	35,926
4,100	Cirrus Logic Inc. *	15,416
4,623	Sigma Designs Inc. *	57,510
3,400	Ultratech Inc *	42,466
6,500	Volterra Semiconductor Corp. *	54,860

	Total Semiconductors & Semiconductor Equipment	206,178

Software - 5.0%
14,900	JDA Software Group Inc. *	172,095
4,375	Parametric Technology Corp. *	43,663
7,400	Progress Software Corp. *	128,464
12,000	Quest Software Inc. *	152,160
981,378	Storagenetworks Inc. (a)(b)*	1
9,161	Sybase Inc. *	277,487
9,850	Telecommunication Systems Inc., Class A Shares *	90,324
12,900	Wind River Systems Inc. *	82,560

	Total Software	946,754

	TOTAL INFORMATION TECHNOLOGY	2,520,370

MATERIALS - 4.8%
Chemicals - 1.0%
6,800	Innophos Holdings Inc.	76,704
7,471	Koppers Holdings Inc.	108,479

	Total Chemicals	185,183

Containers & Packaging - 2.7%
7,074	Greif Inc., Class A Shares	235,493
9,900	Rock-Tenn Co., Class A Shares	267,795

	Total Containers & Packaging	503,288

Metals & Mining - 1.1%
3,300	Compass Minerals International Inc.	186,021

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP CORE FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

SHARES	SECURITY	VALUE
Metals & Mining - 1.1% (continued)
8,500	Stillwater Mining Co. *	$31,450

	Total Metals & Mining	217,471

	TOTAL MATERIALS	905,942

TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 1.7%
57,628	Cincinnati Bell Inc. *	132,544
21,700	Premiere Global Services Inc. *	191,394

	Total Diversified Telecommunication Services	323,938

Wireless Telecommunication Services - 1.3%
15,300	Syniverse Holdings Inc. *	241,128

	TOTAL TELECOMMUNICATION SERVICES	565,066

UTILITIES - 2.8%
Electric Utilities - 1.2%
10,900	El Paso Electric Co. *	153,581
2,750	UIL Holdings Corp.	61,380

	Total Electric Utilities	214,961

Gas Utilities - 0.2%
1,050	Laclede Group Inc.	40,929

Multi-Utilities - 1.4%
10,700	Avista Corp.	147,446
5,700	NorthWestern Corp.	122,437

	Total Multi-Utilities	269,883

	TOTAL UTILITIES	525,773

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $24,247,065)	18,787,222

FACE AMOUNT
SHORT-TERM INVESTMENT - 0.5%
Repurchase Agreement - 0.5%
$98,000	Interest in $36,548,000 joint tri-party repurchase agreement dated 3/31/09 with Barclays Capital Inc., 0.170% due 4/1/09; Proceeds at maturity - $98,000; (Fully collateralized by U.S. Treasury Notes, 5.125% due 5/15/16; Market value - $99,960) (Cost - $98,000)	98,000

	TOTAL INVESTMENTS - 100.2% (Cost - $24,345,065#)	18,885,222
	Liabilities in Excess of Other Assets - (0.2)%	(42,230)

	TOTAL NET ASSETS - 100.0%	$18,842,992

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(b)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Small Cap Core Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	March 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in securities	$18,885,222	$18,787,221	$98,000	$1

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2008	$1
Accrued premiums/discounts	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of level 3	—

Balance as of March 31, 2009	$1

Notes to Schedule of Investments (unaudited) (continued)

Net unrealized appreciation (depreciation) for investments in securities still held at the reporting date	$1

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$952,131
Gross unrealized depreciation	(6,411,974)

Net unrealized depreciation	$(5,459,843)

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

As of March 31, 2009, the Fund did not hold any derivative instruments.

3. Recent Accounting Pronouncement

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

8

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 28, 2009

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	May 28, 2009